General information / Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2011
General information / Summary of significant accounting policies [Abstract]
Other intangible assets

Category	Estimated useful life

Intellectual property	3 - 10 years
Developed technology	6 years
Customer relationships	8 years
Other	2 - 6 years

Property, plant and equipment

Category	Estimated useful life

Buildings and constructions	5 - 40 years
Machinery and equipment	2 - 5 years
Leasehold improvements	5 - 10 years
Furniture, fixtures and other equipment	3 - 5 years

Net income (loss) per ordinary share

Year ended December 31 (in thousands, except per share data)	2011 EUR	2010 EUR	2009 EUR

Net income (loss)	1,466,960	1,021,820	(150,925)

Weighted average number of shares outstanding (after deduction of treasury stock) during the year	425,618	435,146	432,615

Basic net income (loss) per ordinary share	3.45	2.35	(0.35)

Weighted average number of shares:	425,618	435,146	432,615
Plus shares applicable to:
Options and restricted shares[1]	3,435	3,828	2,908

Dilutive potential ordinary shares	3,435	3,828	2,908

Adjusted weighted average number of shares	429,053	438,974	432,615

Diluted net income (loss) per ordinary share [1]	3.42	2.33	(0.35)

1	The calculation of diluted net income (loss) per ordinary share assumes the exercise of options issued under ASML stock option plans and the issuance of shares under ASML share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income (loss) per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.